Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
17.	INCOME TAXES

As referred to in Note 2(b), Ivanhoe Mines must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Ivanhoe Mines' operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Ivanhoe Mines' financial position and results of operations.

Ivanhoe Mines' recovery for income and capital taxes for continuing operations consists of the following:

	Years Ended December 31,
	2011	2010
Deferred income taxes	$(9,268)	$(15,124)
Capital taxes	8,618	2,006

	$(650)	$(13,118)

Deferred income tax assets and liabilities for continuing operations at December 31, 2011 and 2010 arise from the following:

	December 31,
	2011	2010
Deferred income tax assets
Long-term investments	$49,893	$60,380
Property, plan and equipment	271,360	254,801
Loss carry-forwards	215,681	144,998
Other	32,064	22,524

	568,998	482,703
Valuation allowance	(535,936)	(465,814)

Net deferred income tax assets	33,062	16,889

Deferred income tax liabilities
Property, plant and equipment	15,282	11,123

	15,282	11,123

Deferred income tax assets (liabilities), net	$17,780	$5,766

A reconciliation of the provision for income and capital taxes for continuing operations is as follows:

	Years Ended December 31,
	2011	2010
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.5% in 2011 and 28.5% in 2010 applied to the net loss from continuing operations	$160,656	$84,968
Deduct
Lower foreign tax rates	2,628	(4,017)
Tax benefit of losses not recognized	(73,557)	(72,969)
Capital taxes	(8,618)	(2,006)
Foreign exchange and other	(80,459)	7,142

Recovery for income and capital taxes	$650	$13,118

At December 31, 2011, Ivanhoe Mines had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$292,149	$286,056	2012 to 2031
Australia	Australian	$326,516	$333,341	(a)
Mongolia	Mongolian Tugrik	154,192,870	$110,612	2012 to 2019
Indonesia	Indonesian Rupiah	128,028,408	$14,117	2012 to 2016
Hong Kong	Hong Kong	$66,329	$8,539	(b)
Capital losses:
Canada	Canadian	$93,092	$91,151	(c)

(i) Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.

(b)	These losses are carried forward indefinitely.

(c)	These losses are carried forward indefinitely for utilization against future net realized capital gains.

Ivanhoe Mines also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Ivanhoe Mines had no unrecognized tax benefits as of December 31, 2011 and 2010. Under current conditions and expectations, management does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company's financial statements.

During 2011 and 2010, Ivanhoe Mines did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

Ivanhoe Mines is subject to taxes in Canada, Mongolia, Australia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2011 are as follows:

Canada	2004 to 2011
Mongolia	2006 to 2011
Australia	2007 to 2011